Derivative and Hedging Instruments - Summary of Fair Value of Derivative Contracts (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	CAD 15,569	CAD 23,672
Total derivative liabilities	7,822	14,151
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	15,569	23,672
Total derivative liabilities	7,822	14,151
Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	14,199	22,602
Total derivative liabilities	6,309	11,984
Foreign Exchange Contract [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	527	362
Total derivative liabilities	1,490	2,133
Equity contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	829	690
Total derivative liabilities	23	34
Credit default swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	14	18
Level 2 [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	14,490	22,606
Total derivative liabilities	7,512	13,248
Level 2 [Member] | Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	13,181	22,045
Total derivative liabilities	6,012	11,114
Level 2 [Member] | Foreign Exchange Contract [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	527	361
Total derivative liabilities	1,490	2,133
Level 2 [Member] | Equity contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	768	182
Total derivative liabilities	10	1
Level 2 [Member] | Credit default swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	14	18
Level 3 [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	1,079	1,066
Total derivative liabilities	310	903
Level 3 [Member] | Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	1,018	557
Total derivative liabilities	297	870
Level 3 [Member] | Foreign Exchange Contract [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets		1
Level 3 [Member] | Equity contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Total derivative assets	61	508
Total derivative liabilities	CAD 13	CAD 33